Long-Term Debt (Detalis Narrative) - USD ($)	Jul. 03, 2015	Dec. 31, 2014
Long-term Debt Detalis Narrative
Senior secured convertible debentures outstanding	$ 3,025,000	$ 3,525,000
Debt discount	1,033,000	1,309,000
Other accrued liabilities	$ 176,000	71,000
Carrying amount of equity component		$ 1,291,000